Federated Hermes Adjustable Rate Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—70.8%
		Federal Home Loan Mortgage Corporation—25.5%
$ 48,987		REMIC, Series 2380, Class FL, 5.520% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 49,047
65,607		REMIC, Series 2434, Class FA, 5.920% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	66,153
25,027		REMIC, Series 2448, Class FA, 5.920% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	25,239
26,479		REMIC, Series 2452, Class FC, 5.920% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	26,704
78,557		REMIC, Series 2459, Class FP, 5.920% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	79,209
20,619		REMIC, Series 2470, Class EF, 5.920% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	20,791
97,072		REMIC, Series 2475, Class F, 5.920% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	97,861
65,019		REMIC, Series 2475, Class FD, 5.470% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	65,046
59,890		REMIC, Series 2480, Class NF, 5.920% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	60,373
20,303		REMIC, Series 2498, Class AF, 5.920% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	20,472
80,947		REMIC, Series 3085, Class UF, 5.370% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	80,381
182,997		REMIC, Series 3156, Class HF, 5.405% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	181,845
312,526		REMIC, Series 3208, Class FD, 5.320% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	309,871
304,079		REMIC, Series 3208, Class FG, 5.320% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	301,496
72,832		REMIC, Series 3213, Class GF, 5.350% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	72,199
427,578		REMIC, Series 3284, Class AF, 5.230% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	421,909
655,111		REMIC, Series 3314, Class FE, 5.190% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	645,040
522,574		REMIC, Series 3346, Class FT, 5.270% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	518,497
200,028		REMIC, Series 3380, Class FP, 5.270% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	197,881
232,440		REMIC, Series 3550, Class GF, 5.670% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	233,092
290,394		REMIC, Series 3556, Class FA, 5.830% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	292,717
128,251		REMIC, Series 3593, Class CF, 5.520% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	128,097
2,408,089		REMIC, Series 4077, Class HF, 5.320% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,365,332
935,173		REMIC, Series 4242, Class F, 5.320% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	921,321
2,967,970		REMIC, Series 4255, Class KF, 5.370% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,923,655
3,127,549		REMIC, Series 4315, Class KF, 5.370% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	3,077,153
1,477,590		REMIC, Series 4407, Class CF, 5.220% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,452,835
1,460,020		REMIC, Series 4508, Class CF, 5.320% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,442,462
3,132,938		REMIC, Series 4614, Class FG, 5.420% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	3,094,024
2,700,806		REMIC, Series 4619, Class NF, 5.320% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,668,564
2,474,796		REMIC, Series 4661, Class GF, 5.370% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,439,242
1,429,238		REMIC, Series 4752, Class PF, 5.220% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,380,391
3,591,200		REMIC, Series 4803, Class FA, 5.220% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,489,443
538,396		REMIC, Series 4829, Class FA, 5.170% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	528,656
1,101,307		REMIC, Series 4845, Class WF, 5.220% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	1,084,522
1,724,726		REMIC, Series 4846, Class PF, 5.270% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,686,711
967,373		REMIC, Series 4915, Class FG, 5.298% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	950,244
776,317		REMIC, Series 4921, Class FN, 5.298% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	756,692
480,438		REMIC, Series 4959, Class JF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	470,652
6,381,021		REMIC, Series 4983, Class FJ, 5.298% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	6,195,855
2,143,678		REMIC, Series 4998, Class KF, 5.084% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	2,069,145
2,221,391		REMIC, Series 5342, Class FB, 5.298% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	2,181,170
4,770,451		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	4,778,315
1,321,761		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,305,439
		TOTAL	51,155,743

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—35.4%
$ 50,887		REMIC, Series 2001-32, Class FA, 5.398% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	$ 50,920
29,954		REMIC, Series 2001-57, Class FA, 5.298% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	29,813
24,046		REMIC, Series 2001-62, Class FC, 5.498% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	24,119
30,647		REMIC, Series 2001-71, Class FS, 5.448% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	30,704
104,713		REMIC, Series 2002-7, Class FG, 5.748% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	105,324
49,907		REMIC, Series 2002-8, Class FA, 5.662% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	50,169
58,613		REMIC, Series 2002-52, Class FG, 5.348% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	58,511
168,617		REMIC, Series 2002-58, Class FG, 5.848% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	170,330
27,400		REMIC, Series 2002-60, Class FH, 5.848% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	27,679
54,535		REMIC, Series 2002-77, Class FA, 5.912% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	55,076
21,668		REMIC, Series 2002-77, Class FG, 5.462% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	21,672
53,549		REMIC, Series 2005-67, Class FM, 5.198% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	53,398
1,236,833		REMIC, Series 2005-95, Class FH, 5.148% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,222,540
79,122		REMIC, Series 2006-11, Class FB, 5.148% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	78,753
1,832,362		REMIC, Series 2006-42, Class CF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,820,804
948,834		REMIC, Series 2006-50, Class FE, 5.248% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	942,726
338,258		REMIC, Series 2006-65, Class DF, 5.198% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	335,304
133,110		REMIC, Series 2006-76, Class QF, 5.248% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	132,101
905,761		REMIC, Series 2006-81, Class FA, 5.198% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	896,600
439,942		REMIC, Series 2006-85, Class PF, 5.228% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	436,545
367,007		REMIC, Series 2006-103, Class FB, 5.248% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	363,649
759,163		REMIC, Series 2006-123, Class CF, 5.108% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	748,588
1,111,958		REMIC, Series 2006-W1, Class 2AF1, 5.068% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,100,703
1,482,802		REMIC, Series 2007-15, Class CF, 5.218% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,469,715
67,033		REMIC, Series 2007-20, Class F, 5.108% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	66,222
721,209		REMIC, Series 2007-71, Class WF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	716,264
168,482		REMIC, Series 2007-88, Class FW, 5.398% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	166,193
41,296		REMIC, Series 2007-102, Class FA, 5.418% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	41,151
188,909		REMIC, Series 2008-69, Class FB, 5.848% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	190,937
23,012		REMIC, Series 2008-75, Class DF, 6.098% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	23,457
327,652		REMIC, Series 2009-78, Class UF, 5.618% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	328,871
477,086		REMIC, Series 2009-87, Class FX, 5.598% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	478,493
588,218		REMIC, Series 2009-87, Class HF, 5.698% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	591,238
796,446		REMIC, Series 2009-106, Class FN, 5.598% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	798,528
267,069		REMIC, Series 2010-39, Class EF, 5.368% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	266,008
1,655,239		REMIC, Series 2010-68, Class BF, 5.348% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,641,937
826,109		REMIC, Series 2011-4, Class PF, 5.398% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	822,895
308,152		REMIC, Series 2012-65, Class FB, 5.368% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	305,299
835,266		REMIC, Series 2012-122, Class LF, 5.248% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	823,608
1,192,166		REMIC, Series 2012-130, Class DF, 5.248% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,168,678
1,239,693		REMIC, Series 2014-20, Class FB, 5.248% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,225,061
3,952,044		REMIC, Series 2016-25, Class FL, 5.894% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,895,260
773,788		REMIC, Series 2016-32, Class FA, 5.248% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	768,425
713,035		REMIC, Series 2016-83, Class FA, 5.348% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	702,265
993,929		REMIC, Series 2017-30, Class FA, 5.198% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	977,118
552,304		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	540,824
1,479,163		REMIC, Series 2018-15, Class JF, 5.148% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,434,249
3,742,843		REMIC, Series 2018-57, Class FL, 5.148% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,642,433
2,201,285		REMIC, Series 2018-70, Class HF, 5.198% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	2,157,768
2,198,195		REMIC, Series 2019-5, Class FA, 5.248% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	2,164,706

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 2,270,916		REMIC, Series 2019-21, Class FB, 5.298% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	$ 2,231,478
4,344,174		REMIC, Series 2019-25, Class PF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	4,273,413
1,541,940		REMIC, Series 2019-33, Class FB, 5.298% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,518,938
3,519,789		REMIC, Series 2019-34, Class FC, 5.248% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,476,953
867,931		REMIC, Series 2019-35, Class EF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	851,590
3,547,658		REMIC, Series 2019-35, Class FA, 5.248% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,490,265
375,538		REMIC, Series 2019-41, Class FC, 5.298% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	367,639
1,040,237		REMIC, Series 2019-42, Class LF, 5.198% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	1,036,413
1,492,657		REMIC, Series 2019-59, Class F, 5.401% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,465,866
4,409,909		REMIC, Series 2020-27, Class FD, 5.298% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	4,316,672
1,381,213		REMIC, Series 2020-29, Class FC, 6.127% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,389,145
1,643,147		REMIC, Series 2020-34, Class FA, 5.298% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,609,145
2,205,367		REMIC, Series 2023-42, Class FA, 5.148% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	2,156,482
1,332,193		REMIC, Series 2024-13, Class FA, 5.734% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,334,252
919,417		REMIC, Series 2024-25, Class FA, 5.834% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	917,093
4,442,103		REMIC, Series 2024-40, Class FC, 5.634% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	4,416,450
		TOTAL	71,015,425
		Government National Mortgage Association—9.1%
2,177,015		REMIC, Series 2010-115, Class FP, 5.320% (CME Term SOFR 1 Month +0.714%), 9/20/2040	2,160,288
263,466		REMIC, Series 2012-42, Class HF, 5.090% (CME Term SOFR 1 Month +0.484%), 3/20/2042	259,003
1,190,721		REMIC, Series 2014-2, Class BF, 5.070% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,174,910
1,785,431		REMIC, Series 2015-119, Class FN, 4.970% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,734,913
2,347,253		REMIC, Series 2022-175, Class FA, 5.660% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	2,324,459
450,786		REMIC, Series 2022-213, Class FB, 5.310% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	446,978
4,167,273		REMIC, Series 2023-35, Class FH, 5.310% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	4,102,948
1,257,860		REMIC, Series 2023-117, Class F, 5.710% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	1,248,954
4,713,995		REMIC, Series 2024-113, Class FJ, 5.310% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	4,676,887
		TOTAL	18,129,340
		Non-Agency Mortgage-Backed Securities—0.8%
1,605,664		JP Morgan Mortgage Trust 2021-1, Class A11, 5.506% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,505,404
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $142,754,252)	141,805,912
		MORTGAGE-BACKED SECURITIES—8.3%
		Federal Home Loan Mortgage Corporation—3.5%
1,414,754		5.000%, 4/1/2053	1,388,894
3,722,841		5.500%, 8/1/2053	3,720,175
1,984,166		5.500%, 6/1/2054	1,981,914
		TOTAL	7,090,983
		Federal National Mortgage Association—3.6%
959,264		4.000%, 11/1/2052	897,979
451,736		4.000%, 4/1/2053	423,441
1,981,367		5.500%, 5/1/2053	1,990,697
1,418,156		5.500%, 1/1/2054	1,416,546
1,455,452		5.500%, 4/1/2054	1,453,801
1,033,951		6.000%, 10/1/2053	1,047,289
		TOTAL	7,229,753
		Government National Mortgage Association—0.2%
439,387		5.500%, 8/20/2053	440,413

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[2]	Uniform Mortgage-Backed Securities, TBA—1.0%
$ 2,000,000		5.000%, 12/1/2054	$ 1,962,343
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,675,053)	16,723,492
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—5.9%
		Agency Commercial Mortgage-Backed Securities—5.9%
511,239		FHLMC REMIC, Series KF90, Class AS, 5.229% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	509,011
1,502,850		FHLMC REMIC, Series KF94, Class AL, 5.263% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,498,225
1,555,161		FHLMC REMIC, Series KF148, Class AS, 5.689% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,567,604
1,749,299		FHLMC REMIC, Series KF149, Class AS, 5.489% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,747,799
1,979,693		FHLMC REMIC, Series KF154, Class AS, 5.529% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,973,278
1,999,778		FHLMC REMIC, Series KF155, Class AS, 5.519% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,997,609
2,296,570		FHLMC REMIC, Series KF157, Class AS, 5.509% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,312,588
149,375		FNMA REMIC, Series 2020-M5, Class FA, 5.428% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	149,088
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,743,754)	11,755,202
		U.S. TREASURIES—4.6%
		U.S. Treasury Notes—4.6%
1,500,000		0.750%, 3/31/2026	1,431,802
750,000		1.125%, 10/31/2026	707,872
2,000,000		4.125%, 10/31/2026	1,997,175
2,500,000		4.375%, 7/31/2026	2,505,563
2,500,000		4.625%, 6/30/2026	2,514,396
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,131,859)	9,156,808
	[1]	ADJUSTABLE RATE MORTGAGES—2.2%
		Federal Home Loan Mortgage Corporation ARM—0.4%
233,348		6.641%, 7/1/2038	236,104
456,028		7.254%, 5/1/2035	463,452
		TOTAL	699,556
		Federal National Mortgage Association ARM—1.8%
104,286		5.887%, 12/1/2034	106,081
207,256		6.085%, 11/1/2039	212,522
195,539		6.123%, 12/1/2034	197,939
162,816		6.131%, 1/1/2040	167,002
139,570		6.195%, 2/1/2042	143,483
55,044		6.256%, 5/1/2035	55,527
17,182		6.290%, 2/1/2036	17,517
54,150		6.340%, 12/1/2033	54,654
80,511		6.634%, 10/1/2035	81,720
105,870		6.635%, 7/1/2035	107,504
232,742		6.682%, 1/1/2035	236,304
347,165		6.715%, 10/1/2034	350,598
183,254		6.735%, 9/1/2033	184,337
182,518		6.767%, 6/1/2034	184,573
154,658		6.836%, 1/1/2035	157,134
19,414		6.883%, 4/1/2034	19,746
338,947		6.906%, 5/1/2039	340,925
235,761		6.949%, 7/1/2035	239,133
40,892		6.969%, 11/1/2035	41,461
103,721		7.065%, 10/1/2037	105,175
23,734		7.105%, 5/1/2038	24,066

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 25,645		7.112%, 5/1/2035	$ 26,171
93,917		7.195%, 8/1/2034	94,675
61,248		7.215%, 6/1/2033	62,180
92,705		7.273%, 10/1/2035	93,621
73,410		7.315%, 5/1/2035	74,640
135,653		7.431%, 7/1/2035	138,255
167,619		7.528%, 7/1/2035	170,892
		TOTAL	3,687,835
		Government National Mortgage Association—0.0%
9,952		3.750%, 10/20/2029	9,937
6,350		4.625%, 1/20/2030	6,362
6,256		4.875%, 5/20/2029	6,260
		TOTAL	22,559
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,466,242)	4,409,950
		ASSET-BACKED SECURITIES—1.6%
		Auto Receivables—0.3%
567,567	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.055% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	570,678
		Credit Card—0.5%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,006,602
		Student Loans—0.8%
190,898		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	178,072
641,125		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	563,162
674,149		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	598,005
367,337	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.823% (CME Term SOFR 1 Month +1.214%), 7/15/2053	368,662
		TOTAL	1,707,901
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,436,265)	3,285,181
		INVESTMENT COMPANY—9.3%
18,624,000		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[3] (IDENTIFIED COST $18,624,000)	18,624,000
		TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $206,831,425)	205,760,545
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[4]	(5,422,802)
		TOTAL NET ASSETS—100%	$200,337,743
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2024	$5,119,262
Purchases at Cost	$41,751,914
Proceeds from Sales	$(28,247,176)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2024	$18,624,000
Shares Held as of 11/30/2024	18,624,000
Dividend Income	$96,016

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$141,805,912	$—	$141,805,912
Mortgage-Backed Securities	—	16,723,492	—	16,723,492
Commercial Mortgage-Backed Securities	—	11,755,202	—	11,755,202
U.S. Treasuries	—	9,156,808	—	9,156,808
Adjustable Rate Mortgages	—	4,409,950	—	4,409,950
Asset-Backed Securities	—	3,285,181	—	3,285,181
Investment Company	18,624,000	—	—	18,624,000
TOTAL SECURITIES	$18,624,000	$187,136,545	$—	$205,760,545

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate